BETTER 10K - INCOME TAXES - Gross Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits - January 1	$ 4,070	$ 1,710
Gross increases - tax positions in prior period	0	0
Gross decreases - tax positions in prior period	(2,717)	(1,080)
Gross increases - tax positions in current period	0	3,440
Settlement	0	0
Lapse of statute of limitations	0	0
Unrecognized tax benefits - December 31	$ 1,353	$ 4,070